UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS FOR REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-576

                            Northeast Investors Trust
               (Exact name of registrant as specified in charter)

                                100 High Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                  David Randall
                                100 High Street
                                Boston, MA 02110
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 612-523-3588

                   Date of fiscal year end: September 30

                   Date of reporting period: December 31, 2010


         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ($$ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).
The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. $ 3507.

Item 1.  Schedule of Investments.


Schedule of Investments
December 31, 2010

Corporate Bonds, Notes & Preferred Securities - 74.34%                                                                      Value
Name of Issuer                                                                                      Principal             (Note B)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Advertising - 0.46%
----------------------------------------------------------------------------------------------------------------------------------
     Interpublic Group Co. Senior Unsecured Notes, 10%, 7/15/17                                      $ 3,000,000      $ 3,510,000


Automobile & Truck - 0.20%
----------------------------------------------------------------------------------------------------------------------------------
     Delphi Corp. Senior Unsecured Notes, 6.55%, 6/15/06 (a) (b)                                      36,950,000        1,478,000

Building Construction - 1.84%
----------------------------------------------------------------------------------------------------------------------------------
     Nortek, Inc. Senior Secured Notes, 11%, 12/01/13                                                 13,140,000       13,994,100

Building Products - 1.35%
----------------------------------------------------------------------------------------------------------------------------------
     Builders Firstsource, Inc. Secured Notes, Series 144A, 13%, 2/15/16 (c)                          12,238,000       10,249,325


Chemicals - 5.93%
----------------------------------------------------------------------------------------------------------------------------------
     Kronos International, Inc. Senior Secured Notes, 6.5%, 4/15/13 EUR                               14,366,000       19,211,652
     Polyone Corp. Senior Unsecured Notes, 7.375%, 9/15/20                                             5,000,000        5,181,250
     Reichhold Industries, Inc. Senior Notes, Series 144A, 9%, 8/15/14 (c)                             7,315,000        6,455,487
     Sterling Chemical, Inc. Senior Secured Notes, 10.25%, 4/01/15                                    13,740,000       14,152,200
                                                                                                                 -----------------
                                                                                                                       45,000,589

Construction & Farming - 0.98%
----------------------------------------------------------------------------------------------------------------------------------
     Southern States Co-op, Inc. Senior Notes, Series 144A, 11.25%, 5/15/15 (c)                        7,000,000        7,420,000


Drug Stores - 2.20%
----------------------------------------------------------------------------------------------------------------------------------
     Rite Aid Corp. Senior Secured Notes, 9.75%, 6/12/16                                               3,000,000        3,303,750
     Rite Aid Corp. Senior Secured Notes, 7.5%, 3/01/17                                               13,398,000       12,878,828
     Rite Aid Corp. Senior Secured Notes, 10.25%, 10/15/19                                               500,000          519,375
                                                                                                                 -----------------
                                                                                                                       16,701,953

Electrical Utility - 7.36%
----------------------------------------------------------------------------------------------------------------------------------
     Homer City Funding LLC Senior Secured Notes, 8.137%, 10/01/19                                    18,090,000       17,095,050
     Mirant Americas Genr, Inc. Senior Unsecured Notes, 8.3%, 5/01/11                                 28,625,000       29,054,375
     Sithe / Independence Funding Senior Secured  Notes, 9%, 12/30/13                                  9,431,765        9,782,815
                                                                                                                 -----------------
                                                                                                                       55,932,240

Energy/Natural Resources - 17.22%
----------------------------------------------------------------------------------------------------------------------------------
     Clayton Williams Energy Notes, 7.75%, 8/01/13 (d)                                                19,847,000       19,946,235
     Comstock Resources, Inc. Senior Notes, 6.875%, 3/01/12 (d)                                       10,300,000       10,312,875
     Comstock Resources, Inc. Notes, 8.375%, 10/15/17                                                 18,000,000       18,045,000
     RAAM Global Energy Co. Senior Secured Notes, Series 144A, 12.5%, 10/01/15 (c)                    15,000,000       15,393,750
     Stone Energy Corp. Senior Sub. Notes, 6.75%, 12/15/14 (d)                                        18,087,000       17,634,825
     Stone Energy Corp. Senior Notes, 8.625%, 2/01/17                                                 10,000,000       10,150,000
     Swift Energy Co. Notes, 7.125%, 6/01/17                                                          19,800,000       19,849,500
     W & T Offshore, Inc. Notes, Series 144A, 8.25%, 6/15/14  (c) (d)                                 20,000,000       19,450,000
                                                                                                                 -----------------
                                                                                                                      130,782,185

Entertainment - 5.39%
----------------------------------------------------------------------------------------------------------------------------------
     AMC Entertainment, Inc. Senior Sub. Notes, 8%, 3/01/14                                           26,780,000       27,047,800
     Cinemark USA, Inc. Notes, 8.625%, 6/15/19                                                         2,000,000        2,165,000
     Wallace Theater Corp. Senior Secured Units, Series 144A, FRN 12.5%, 6/15/13 (c)                      11,500       11,701,250
                                                                                                                 -----------------
                                                                                                                       40,914,050


Financial Services - 8.94%
----------------------------------------------------------------------------------------------------------------------------------
     Bank of America Corp. Junior Sub. PFD, 8%  (d) (e)                                               30,000,000       30,234,000
     Bank of America Corp. Junior Sub. PFD, 8.125%  (d) (e)                                            3,000,000        3,023,400
     Finova Group, Inc. Notes, 7.5%,  11/15/09 (a) (b)                                                 4,109,748            1,849
     Wells Fargo & Co. Junior Sub. PFD, 7.98% (e)                                                     32,818,000       34,622,990
                                                                                                                 -----------------
                                                                                                                       67,882,239


Food Processing - 5.93%
----------------------------------------------------------------------------------------------------------------------------------
     B&G Foods, Inc. Senior Notes, 7.625%, 1/15/18                                                       500,000          526,250
     Chiquita Brands Intl. Senior Notes, 7.5%, 11/01/14                                               14,150,000       14,203,062
     Chiquita Brands Intl. Senior Unsub. Notes, 8.875%, 12/01/15                                      22,500,000       22,964,063
     Mrs. Fields Brands Senior Secured PIK Notes, 10%, 10/24/14 (f)                                    1,169,878          584,939
     Viskase Cos, Inc. Notes, Series 144A, 9.875%, 1/15/18 (c)                                         4,500,000        4,691,250
     Viskase Cos, Inc. Notes, Series 144A, 9.875%, 1/15/18 (c)                                         2,000,000        2,085,000
                                                                                                                 -----------------
                                                                                                                       45,054,564

Gaming - 0.67%
----------------------------------------------------------------------------------------------------------------------------------
     Las Vegas Sands Corp. Senior Secured Notes, 6.375%, 2/15/15 (d)                                   5,000,000        5,106,250
     Wimar Opco LLC / Fin. Corp. Senior Sub. Notes, 9.625%, 12/15/14 (a)                               3,535,000            1,803
                                                                                                                 -----------------
                                                                                                                        5,108,053


Machine / Tools - 3.17%
----------------------------------------------------------------------------------------------------------------------------------
     Thermadyne Holdings Corp. Notes, 10.5%, 2/01/14                                                  13,513,000       13,783,260
     Thermadyne Holdings Corp. Notes, Senior Secured Notes, Series 144A, 9%, 12/15/17 (c)             10,000,000       10,312,500
                                                                                                                 -----------------
                                                                                                                       24,095,760

Marketing / Sales - 1.23%
----------------------------------------------------------------------------------------------------------------------------------
     Harry and David Operations Notes, 9%, 3/01/13                                                    13,000,000        9,311,250


Office Electronics - 1.25%
----------------------------------------------------------------------------------------------------------------------------------
     Pitney Bowes International Holdings PFD, Series 144A, 6.125%, 10/30/16 (c)                           10,000        9,506,250

Oil & Gas Drilling - 2.78%
----------------------------------------------------------------------------------------------------------------------------------
     Gulfmark Offshore, Inc. Notes, 7.75%, 7/15/14 (d)                                                14,246,000       14,459,690
     Key Energy Services, Inc. Notes, 8.375%, 12/01/14                                                 4,340,000        4,578,700
     Parker Drilling Co. Senior Notes, Series 144A, 9.125%, 4/01/18 (c)                                2,000,000        2,090,000
                                                                                                                 -----------------
                                                                                                                       21,128,390

Packaging & Container - 5.68%
----------------------------------------------------------------------------------------------------------------------------------
     Constar International Notes, FRN 3.66063%, 2/15/12                                               20,750,000       12,450,000
     Jefferson Smurfit Corp. Notes, 8.25%, 10/01/12 (a) (g)                                           15,250,000          533,750
     Jefferson Smurfit Corp. Senior Unsecured Notes, 7.5%, 6/01/13 (a) (g)                            15,405,000          539,175
     Owens-Brockway Glass Notes, 6.75%, 12/01/14                                                       5,750,000        5,850,625
     Smurfit-Stone Container Senior Unsecured Notes, 8%, 3/15/17 (a) (g)                               8,780,000          373,150
     Stone Container Senior Notes, 8.375%, 7/01/12 (a) (g)                                             8,000,000          260,000
     Stone Container Notes, 7.375%, 7/15/14 (a) (g)                                                    5,000,000          600,000
     Tekni-Plex, Inc. Senior Secured Notes, 8.75%, 11/15/13                                           24,500,000       22,540,000
                                                                                                                 -----------------
                                                                                                                       43,146,700

Paper/Forest Products - 0.00%
----------------------------------------------------------------------------------------------------------------------------------
     American Tissue, Inc. Senior Secured Notes, Series B, 12.5%, 7/15/06 (a) (b) (f)                 14,061,292           26,716

Publishing - 1.70%
----------------------------------------------------------------------------------------------------------------------------------
     Houghton Mifflin Co. Unsecured Notes, 7.2%, 3/15/11                                              13,000,000       12,902,500


Retail Food Chains - 0.06%
----------------------------------------------------------------------------------------------------------------------------------
     Planet Hollywood Secured PIK Notes, 9%, 3/30/10 (a) (b) (f)                                       1,643,148          471,091



     Total Corporate Bonds, Notes, & Preferred Securities -  (cost - $641,433,500)                                   $564,615,955
                                                                                                                 -----------------



Foreign Bonds                                                                                                               Value
Name of issuer                                                                                      Principal             (Note B)
----------------------------------------------------------------------------------------------------------------------------------
Foreign Bonds - 0.69%
----------------------------------------------------------------------------------------------------------------------------------
     Republic of Argentina GDP Linked Security, FRN, 12/15/35                                         34,386,574        5,209,566
                                                                                                                 -----------------
     Total Foreign Bonds -  (cost - $1,423,421)                                                                        $5,209,566
                                                                                                                 -----------------



                                                                                                    Number of               Value
Stocks                                                                                                Shares              (Note B)
Name of issuer
----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 23.33%
----------------------------------------------------------------------------------------------------------------------------------
     Amtrol, Inc. (f) (h)                                                                                640,565        4,195,701
     Citigroup, Inc. (h)                                                                              13,153,846       62,217,692
     Core-Mark Holding Co., Inc. (h)                                                                     256,450        9,127,055
     Groupe Eurotunnel SA                                                                                  7,349           64,524
     Holdco (f) (h) (i)                                                                                   62,107           62,107
     International Airline Support Group (h)                                                             219,540            6,586
     Kaiser Aluminum (h)                                                                                   6,185          309,807
     Kronos Worldwide, Inc. (h)                                                                          270,700       11,502,043
     MAXXAM, Inc. (h)                                                                                        800          532,000
     NL Industries                                                                                       510,200        5,693,832
     Ormet Corp. (h)                                                                                     372,638        2,086,773
     The Penn Traffic Co. (h)                                                                            164,352               16
     Polymer Group, Inc., Class A (h)                                                                    843,103       13,489,648
     Prandium (h)                                                                                        869,935            1,653
     Romacorp, Inc. (f) (h) (i)                                                                           82,220        3,229,602
     Safelite Realty Corp. (f) (i)                                                                         7,403           21,025
     Smurfit-Stone Container Corp. (h)                                                                 1,647,127       42,166,451
     Sterling Chemical, Inc. (h)                                                                         250,827          689,774
     Trump Entertainment Resorts (h)                                                                     910,628       11,838,164
     Viskase Cos., Inc. (h)                                                                            2,096,128        9,956,608
     Zemex Minerals Group, Inc. (f) (i)                                                                    2,102            2,600
                                                                                                                 -----------------
     Total Common Stocks -  (cost - $270,894,975)                                                                    $177,193,661
                                                                                                                 -----------------





Warrants                                                                                            Number of               Value
Name of Issuer                                                                                    Shares or Units         (Note B)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Warrants  - 0.09%
----------------------------------------------------------------------------------------------------------------------------------
     Core-Mark Holding Co., Inc. Warrants (f) (h)                                                         48,142          709,613
                                                                                                                 -----------------
     Total Warrants -  (cost - $563,373)                                                                                 $709,613
                                                                                                                 -----------------


----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 0.07%
----------------------------------------------------------------------------------------------------------------------------------
     State Street Bank & Trust Co.                                                                                        516,268
     Repurchase Agreement, 0.01% due 1/03/11 (h)
                                                                                                                 -----------------
     Total Repurchase Agreement - (cost - $516,268)                                                                      $516,268
                                                                                                                 -----------------



----------------------------------------------------------------------------------------------------------------------------------

     Total Investments -  98.52% (cost - $914,831,537)                                                                748,245,063
                                                                                                                 -----------------

     Net Other Assets and Liabilities - 1.48%                                                                          11,256,946
                                                                                                                 -----------------

     Net Assets - 100%                                                                                              $ 759,502,009
                                                                                                                 =================


(a)  Non-income producing security due to default or bankruptcy filing.
(b)  Security is in principal default.  As of date of this report, the bond holders are in discussion with the issuer to negotiate repayment terms of principal.
(c)  Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At the period end, the value of these securities amounted to $99,354,812 or 13.08% of total net assets.
(d)  All or a portion of security has been pledged to collateralize short-term borrowings.
(e)  Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(f)  Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees.
(g)  Escrow security received as a result of reorganization plan.
(h)  Non-income producing security.
(i)  All or a portion of security is restricted.  The aggregate market value of restricted securities as of
     December 31, 2010 is $3,315,334 which represents 0.44% of total net assets.  Additional information on each holding is as follows:
     Security                                               Acquisition Date                 Acquisition Cost
     Holdco                                                     04/14/05                             $11,778,313
     Romacorp, Inc.                                             11/15/06                             $ 4,118,756
     Safelite Realty Corp.                                      09/29/00                               $ 965,195
     Zemex Minerals Group, Inc.                                 04/10/08                               $ 386,221



     EUR Principal is denoted in Euros
     PIK    Payment in Kind
     FRN   Floating Rate Note
     PFD Preferred Security


Fair Value Measurements
Accounting Standards Codification ASC 820, "Fair Value Measurements and
Disclosures" (ASC 820) established a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The various inputs that may be used to determine the value of the Trust's investments are summarized in the following fair value hierarchy:

Level 1--Unadjusted quoted prices in active markets for identical securities.

Level 2--Other significant observable inputs based on data obtained from various pricing sources (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--Significant unobservable inputs (including the Trust's own assumptions used to determine the fair value of investments).

The following table summarized the Trust's investment as of December 31, 2010, based on the inputs used to value them.

                                                    Level 1               Level 2               Level 3               Total

Corporate Bonds                                         $ -          $ 486,146,569         $ 1,082,746         $ 487,229,315
Common Stocks                                 $ 169,682,626                    $ -         $ 7,511,035         $ 177,193,661
Foreign Bonds                                           $ -            $ 5,209,566                 $ -           $ 5,209,566
Preferred Security                                      $ -           $ 77,386,640                 $ -          $ 77,386,640
Convertible Bonds                                       $ -                    $ -                 $ -                   $ -
Warrants                                                $ -                    $ -           $ 709,613             $ 709,613
Repo                                                    $ -              $ 516,268                 $ -             $ 516,268

                                       -------------------------------------------------------------------------------------
Total                                         $ 169,682,626          $ 569,259,043         $ 9,303,394         $ 748,245,063
                                      ======================================================================================
There have been no significant transfers between Level 1 or Level 2 during the period.

At December 31, 2010, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:


                                                                                     Net Change in
                        Beginning                Net                                 Unrealized           Net Transfers
                        Balance             Purchases /            Realized          Appreciation /       In / (Out) of
Category                @ 9/30/10           and (sales)          Gain / (Loss)       (Depreciation)       Level 3         Totals
------------------------------------------------------------------------------------------------------------------------------------

Corporate Bonds         $ 972,380               $ 40,617                 $ -              $ 69,749            $ -       $ 1,082,746
Common Stocks         $ 6,909,246                    $ -                 $ -             $ 601,789            $ -       $ 7,511,035
Warrants                $ 491,048                    $ -                 $ -             $ 218,565            $ -         $ 709,613
------------------------------------------------------------------------------------------------------------------------------------

Totals                $ 8,372,674               $ 40,617                 $ -             $ 890,103            $ -       $ 9,303,394
====================================================================================================================================

                                                                                  Change in Unrealized
                                                                                  Gain / (Loss) for Positions Still
                                                                                   Held at December 31, 2010

                                                             Corporate Bonds                    $ 69,749
                                                             Common Stocks                     $ 601,789
                                                             Warrants                          $ 218,565

                                                                                  -----------------------
                                                             Totals                            $ 890,103
                                                                                  =======================



Item 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
         Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


     Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Trust



By (Signature and Title)            /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal executive officer)

Date: March 1, 2010


By (Signature and Title)            /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: March 1, 2010


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)      Northeast Investors Trust



By (Signature and Title)            /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal executive officer)

Date: March 1, 2010


By (Signature and Title)            /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: March 1, 2010




         Certification Pursuant to Rule 30a-2(a) under the 1940 Act and
                      Section 302 of the Sarbanes-Oxley Act

I, Bruce H. Monrad, certify that:

1. I have reviewed this report on Form N-Q of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and



5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: March 1, 2010                 /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal financial officer)







         Certification Pursuant to Rule 30a-2(a) under the 1940 Act and
                      Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

1. I have reviewed this report on Form N-Q of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;


         c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: March 1, 2010                 /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)